Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	3 Months Ended
Dec. 31, 2015 USD ($)
Non Cash Or Part Non Cash Acquisition Non Cash Financial Or Equity Instrument Consideration Shares Issued Value	$ 302
Non Cash Or Part Non Cash Acquisition Non Cash Financial Or Equity Instrument Consideration Replacement Awards Value	$ 5